Annual Total Returns (Capital Growth Portfolio - Investor Shares Annuity) (Capital Growth Portfolio, Capital Growth Portfolio - Investor Shares)	12 Months Ended
Dec. 31, 2012
Capital Growth Portfolio | Capital Growth Portfolio - Investor Shares
Annual Total Return
2012	15.47%
2011	(0.93%)
2010	13.08%
2009	34.30%
2008	(30.36%)
2007	12.48%
2006	11.63%
2005	7.68%
2004	17.63%
2003	37.24%